Employee Benefit Plans (Details) - Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Pension Plans Canadian [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations	$ 306,251		$ 275,581
Fair value of plan assets	(348,170)		(324,069)
Surplus	(41,919)		(48,488)
Present value of unfunded obligations	1,295		1,176
(Pension benefits) accrued benefit liabilities	(40,624)		(47,312)
Pension Plans US [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations		$ 58,546		$ 58,835
Fair value of plan assets		(49,913)		(47,718)
Surplus		8,633		11,117
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities		8,633		11,117
Pension Plans Total [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations	364,797		334,416
Fair value of plan assets	(398,083)		(371,787)
Surplus	(33,286)		(37,371)
Present value of unfunded obligations	1,295		1,176
(Pension benefits) accrued benefit liabilities	(31,991)		(36,195)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations	19,999		17,888
(Pension benefits) accrued benefit liabilities	19,999		17,888
Other Post-employment Benefit Plans US [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations		3,720		3,857
(Pension benefits) accrued benefit liabilities		$ 3,720		$ 3,857
Other Post-employment Benefit Plans Total [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations	23,719		21,745
(Pension benefits) accrued benefit liabilities	$ 23,719		$ 21,745